PREMISES LEASES	12 Months Ended
Sep. 30, 2024
Presentation of leases for lessee [abstract]
PREMISES LEASES [Text Block]

10.   PREMISES LEASES

Commencing September 1, 2021, the Company entered into an apartment lease in New York, New York USA for a term of one year at a monthly base rent of US$5,300. Commencing September 1, 2022, the Company extended the lease for a term of two years at a monthly base rent of US$5,510 for the first year and US$5,630 for the second year of the lease. Commencing September 1, 2024, the Company further extended the lease for six months at a monthly base rent of US$5,855 and the company intends to further extend the lease of an additional year at a monthly lease rate of US$6,190.

(a) Right-of-Use Assets

As at September 30, 2024, $117,658 of right-of-use assets are recorded as follows:

$

As at September 30, 2022	138,863
Depreciation	(72,450)
As at September 30, 2023	66,413
Extension of lease	124,506
Depreciation	(73,357)
Foreign exchange	96
As at September 30, 2024	117,658

(b) Lease Liabilities

Minimum lease payments in respect of lease liabilities and the effect of discounting are as follows:

	Year ended September 30, 2024	Year ended September 30, 2023
Undiscounted minimum lease payments:	$	$
Less than one year	98,010	80,509
Two to three years	41,779	-
	139,789	80,509
Effect of discounting	(20,829)	(6,960)
Present value of minimum lease payments	118,960	73,549
Less current portion	(79,384)	(73,549)
Long-term portion	39,576	-

(c)  Lease Liability Continuity

The lease liability continuity is as follows:

$
As at September 30, 2022	139,911
Cash flows:
Principal payments	(66,362)
As at September 30, 2023	73,549
Recognition of lease liability on extension	124,506
Principal payments	(89,730)
Interest expense	8,945
Foreign exchange	1,690
As at September 30, 2024	118,960

During the year ended September 30, 2024, interest of $8,945 and depreciation of $73,357 is included in the office and administrative expense on the consolidated statements of comprehensive income (loss).